Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2024	Mar. 31, 2023
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 20,029	¥ 15,635
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		9,746	8,121
Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		9,223	6,839
Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,011	624
Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		49	51
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		194	412
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		156	227
AAA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		38	185
AAA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AAA [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,525	1,585
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,485	1,405
AA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		40	180
AA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,230	5,323
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,938	2,378
A [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,257	2,924
A [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		19	21
A [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		16
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		9,387	5,728
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,489	2,530
BBB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,251	2,844
BBB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		631	325
BBB [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		16	29
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,225	1,155
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		925	781
BB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		265	299
BB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		18	53
BB [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		17	22
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	1,468	1,432
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	753	800
Other [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	372	407
Other [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	343	225
Other [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]

[1]	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.